Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The gains / (losses), by hedge designation, reported in income for the years ended December 31 were as follows (in millions):

	2017	2018	2019
Fair value hedges
Interest rate contracts
Net interest settlements and accruals on hedging instruments	$217	$10	$(16)
Fair value changes on hedging instruments (a)	(268)	(155)	706
Fair value changes on hedged debt (a)	267	153	(694)
Derivatives not designated as hedging instruments
Interest rate contracts	58	(84)	(13)
Foreign currency exchange contracts (b)	(150)	163	52
Cross-currency interest rate swap contracts	103	(244)	(229)
Total	$227	$(157)	$(194)
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(a)	For 2017, the fair value changes on hedging instruments and on hedged debt were reported in Other income, net; effective 2018, these amounts were reported in Interest expense.

(b)	Reflects forward contracts between Ford Credit and an affiliated company.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The fair value of our derivative instruments and the associated notional amounts, presented gross, at December 31 were as follows (in millions):

	2018			2019
	Notional	Fair Value of Assets	Fair Value of Liabilities	Notional	Fair Value of Assets	Fair Value of Liabilities
Fair value hedges
Interest rate contracts	$22,989	$158	$208	$26,577	$702	$19
Derivatives not designated as hedging instruments
Interest rate contracts	76,904	235	274	68,914	275	191
Foreign currency exchange contracts	4,318	45	24	5,540	17	79
Cross-currency interest rate swap contracts	5,235	232	157	5,849	134	67
Total derivative financial instruments, gross (a) (b)	$109,446	$670	$663	$106,880	$1,128	$356
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(a)	At December 31, 2018 and 2019, we held collateral of $19 million and $18 million, and we posted collateral of $59 million and $78 million, respectively.
(b)
At December 31, 2018 and 2019, the fair value of assets and liabilities available for counterparty netting was $233 million and $169 million, respectively. All derivatives are categorized within Level 2 of the fair value hierarchy.